Rule 497(e)
File Nos. 333-151805; 811-10599

TALCOTT RESOLUTION LIFE INSURANCE COMPANY

SEPARATE ACCOUNT ELEVEN

HV-6778 - Premier InnovationsSM (Series II)

Supplement dated November 12, 2026 to Prospectus dated May 1, 2026

Effectively immediately, the following funds in the above-referenced product Prospectus are closed to new investors:

•AB International Value Fund - Class A
•AB Sustainable International Thematic Fund - Class A
•Alger Capital Appreciation Institutional Fund - Class I
•American Century Investments® Equity Income Fund - A Class
•American Century Investments® Small Company Fund - A Class
•American Funds® The Bond Fund of America® - Class R-3
•BNY Mellon Midcap Index Fund, Inc. - Investor Shares
•Calamos Global Equity Fund - Class A
•Calvert Bond Fund - Class A
•Calvert Income Fund - Class A
•ClearBridge Small Cap Growth Fund - Class FI
•Columbia Contrarian Core Fund - Class A
•Columbia Intrinsic Value Fund - Institutional Class
•Columbia Large Cap Growth Opportunity Fund - Class A
•Columbia Select Mid Cap Value Fund - Institutional Class
•Columbia Seligman Global Technology Fund - Class A
•DWS Emerging Markets Fixed Income Fund - Class A
•DWS International Opportunities Fund - Class A
•Federated Hermes Kaufmann Fund - Class R
•Fidelity Advisor® Leveraged Company Stock Fund - Class M
•Franklin Mutual Beacon Fund - Class A
•Franklin Small Cap Value Fund - Class A
•Frost Growth Equity Fund - Investor Class
•Goldman Sachs Small/Mid Cap Growth Fund - Class A
•Hartford Global Impact Fund - Class R4
•Hartford International Equity Fund - Class R4
•Hartford Moderate Allocation Fund - Class R4
•Hartford Moderately Aggressive Allocation Fund - Class R4
•Invesco Developing Markets Fund - Class A
•Invesco Global Core Equity Fund - Class A
•Invesco Rising Dividends Fund - Class A
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•JPMorgan Core Bond Fund - Class A
•JPMorgan Large Cap Growth Fund - Class A
•JPMorgan Small Cap Equity Fund - Class A
•JPMorgan Small Cap Growth Fund - Class A
•JPMorgan Small Cap Value Fund - Class A
•JPMorgan SmartRetirement® 2025 Fund - Class A
•JPMorgan SmartRetirement® 2030 Fund - Class A
•JPMorgan SmartRetirement® 2035 Fund - Class A
•JPMorgan SmartRetirement® 2040 Fund - Class A
•JPMorgan SmartRetirement® 2045 Fund - Class A
•JPMorgan SmartRetirement® 2050 Fund - Class A
•JPMorgan SmartRetirement® 2055 Fund - Class A
•JPMorgan SmartRetirement® 2060 Fund - Class A
•JPMorgan SmartRetirement® 2065 Fund - Class A
•JPMorgan SmartRetirement® Income Fund - Class A
•JPMorgan U.S. Equity Fund - Class A
•Lord Abbett Affiliated Fund - Class A
•Lord Abbett Developing Growth Fund - Class A
•MassMutual Global Fund - Class R4
•MassMutual Small Cap Growth Equity Fund - Class R4
•MFS® Growth Fund - Class R3
•MFS® Technology Fund - Class R3
•Nuveen Dividend Growth Fund - Class A
•Oakmark Equity and Income Fund - Investor Class
•Russell Investments Lifepoints® Aggressive Strategy Fund - Class R1
•Russell Investments Lifepoints® Balanced Strategy Fund - Class R1
•Russell Investments Lifepoints® Conservative Strategy Fund - Class R1
•Russell Investments Lifepoints® Equity Aggressive Strategy Fund - Class R1
•Russell Investments Lifepoints® Moderate Strategy Fund - Class R1
•The Hartford Balanced Income Fund - Class R4
•The Hartford Capital Appreciation Fund - Class R4
•The Hartford Checks and Balances Fund - Class R4
•The Hartford Conservative Allocation Fund - Class R4
•The Hartford Dividend and Growth Fund - Class R4
•The Hartford Equity Income Fund - Class R4
•The Hartford Growth Opportunities Fund - Class R4
•The Hartford Healthcare Fund - Class R4
•The Hartford High Yield Fund - Class R4
•The Hartford Inflation Plus Fund - Class R4
•The Hartford International Opportunities Fund - Class R4
•The Hartford Midcap Fund - Class R4
•The Hartford MidCap Value Fund - Class R4
•The Hartford Small Company Fund - Class R4
•The Hartford Total Return Bond Fund - Class R4
•UBS Global Allocation Fund - Class A
•Victory Diversified Stock Fund - Class A
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•Victory Pioneer Equity Income Fund - Class A
•Victory Pioneer Global Equity Fund - Class A
•Victory Pioneer Mid Cap Value Fund - Class A

Effectively immediately, the following funds are added to the table of funds in the “Appendix A – General Account Options and Underlying Funds” section of the above-referenced product Prospectus (all other information in the table of funds remains unchanged):

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Equity Precious Metals	Franklin Gold and Precious Metals Fund - Class A	0.87%	195.22%	21.13%	21.86%
	Adviser: Franklin Advisers, Inc.
	Subadviser: N/A
US Fund Multisector Bond	Loomis Sayles Income Fund - Retail Class* (Formerly Loomis Sayles Bond Fund)	0.89%	8.93%	2.34%	3.66%
	Adviser: Loomis, Sayles & Company LP
	Subadviser: N/A
US Fund Large Growth	MassMutual Blue Chip Growth Fund - Class R5	0.76%	16.84%	13.00%	16.12%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Loomis, Sayles & Company LP;T. Rowe Price Associates, Inc.;
US Fund Large Value	MassMutual Diversified Value Fund - Class R5	0.70%	17.12%	13.55%	11.34%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Brandywine Global Investment Mgmt, LLC
US Fund World Large-Stock Growth	MassMutual Global Fund - Class R5	1.03%	15.37%	7.01%	10.77%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Invesco Advisers, Inc.
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UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Growth	MassMutual Mid Cap Growth Fund - Class R5*	0.76%	3.68%	3.73%	9.85%
	Adviser: MML Investment Advisers, LLC
	Subadviser: T. Rowe Price Associates, Inc.;Frontier Capital Management Company, LLC;T. Rowe Price Investment Management, Inc.;
US Fund Small Blend	MassMutual Small Cap Opportunities Fund - Class R5	0.75%	8.68%	8.28%	10.56%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Invesco Advisers, Inc.
US Fund Intermediate Core Bond	MML Barings Core Bond Fund - Class R5* (Formerly MassMutual Core Bond Fund)	0.43%	8.01%	0.37%	2.61%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Barings LLC
US Fund High Yield Bond	MML Barings High Yield Fund - Class R5* (formerly MassMutual High Yield Fund)	0.65%	8.68%	5.12%	6.25%
	Adviser: MML Investment Advisers, LLC
	Subadviser: Barings LLC
US Fund Foreign Large Value	Nuveen International Value Fund - Class A*	1.15%	35.74%	11.65%	7.87%
	Adviser: Nuveen Fund Advisors, LLC.
	Subadviser: Nuveen Asset Management, LLC
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UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Natural Resources	Virtus Duff & Phelps Water Fund - Institutional Class*	0.93%	12.31%	5.87%	8.90%
	Adviser: Virtus Investment Advisers, LLC
	Subadviser: Duff & PheLPs Investment Management Co
US Fund Small Value	Virtus NFJ Small-Cap Value Fund - Class A*	1.17%	1.07%	6.45%	5.83%
	Adviser: Virtus Investment Advisers, LLC
	Subadviser: NFJ Investment Group LLC - Dallas
* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and/or fee waivers. See the prospectus for the Underlying Fund for further information.

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS
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